Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and Cash Equivalents
Note 7	Cash and Cash Equivalents

	2022	2021
	A$	A$
Cash at bank[1]	6,011,368	2,172,499

[1]	Cash at bank earns interest at floating rates based on daily deposit rates.

Reconciliation to the Statement of Cash Flows:

For the purposes of the Statement of Cash Flows, cash and cash equivalents comprise cash on hand and at bank and investments in money market instruments, net of any outstanding bank overdrafts.

Cash and cash equivalents as shown in the Statement of Cash Flows is reconciled to the related items in the Statement of Financial Position as follows:

	2022	2021
	A$	A$
Cash and cash equivalents	6,011,368	2,172,499

Non-cash financing and investing activities:

There were no non-cash financing or investing activities during the years ended 30 June 2022 and 30 June 2021.

Cash balances not available for use:

There are no amounts included in cash and cash equivalents not available for use as at 30 June 2022 (30 June 2021: Nil).

Reconciliation of loss after tax to net cash outflow from operating activities:

	Restated 2022	2021
	A$	A$
Loss from ordinary activities after income tax	(20,076,843)	(14,060,992)
Adjustments for non-cash items:
Depreciation and amortisation	363,695	349,387
Impairment expense	4,175,993	2,812,687
Share-based payments expense	7,452,583	7,295,966
Finance costs	-	250,668
Fair value loss on convertible notes	781,492	-
Unrealised foreign currency losses	142,836	(233,179)
Accrued interest	(155,157)	(34,881)

Movement in assets and liabilities:
Decrease/(increase) in prepaid expenses	9,542	(610,787)
Decrease in inventories	-	4,734
Decrease/(increase) in trade and other receivables	192,124	50,822
(Increase) in investments	(2,565,082)	-
(Decrease)/increase in employee liabilities/provisions	7,106	126,528
(Decrease)/increase in deferred income	(132,800)	132,800
(Decrease)/increase in trade and other payables	(54,288)	(185,839)
Net cash flow used in operating activities	(9,858,799)	(4,102,086)